Restructuring, Acquisition and Integration Related Charges (Tables)	12 Months Ended
Dec. 31, 2011
Amounts and Associated Expense Categories of Charges Recorded

The following table details the amounts and associated expense categories of the charges recorded.

(In Millions)	YEAR ENDED DECEMBER 31, 2011
Compensation	$50.2
Employee Benefits	4.3
Outside Services	16.8
Equipment and Software	10.9
Occupancy	6.4
Other Operating Expense	3.0

Total Charges	$91.6